Fees to auditors appointed at the Annual General Meeting (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fees to auditors appointed at the Annual General Meeting
Audit	kr 1,661	kr 1,199	kr 1,937
Audit-related services and other assurance engagements	718	2,418	4,107
Tax advice	106	114	43
Other	0	196	232
Total fees	2,485	kr 3,927	kr 6,319
Auditor's remuneration for audit-related services, other assurance engagements, tax advice and other services	kr 800